Segment information (Details 1) - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PT PGN LNG Indonesia [Member]
Percentage of Revenue	79.00%	100.00%	100.00%
Höegh LNG Egypt LLC [Member]
Percentage of Revenue	21.00%	0.00%	0.00%